Earnings/Loss per Share (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Earnings/Loss per Share

8	EARNINGS/(LOSS) PER SHARE

Earnings/(loss) per Ordinary Share has been calculated using the weighted average number of shares in issue during the relevant financial periods. The weighted average number of equity shares in issue for the period is 33,364,533 (2010: 33,256,478).

Profits for the Group attributable to the equity holders of the Company for the year are US$3,457,000 (2010: Loss -US$438,000).

The effect of the share options in issue under the Share Option Plan is anti-dilutive. See Note 15 for further details of share options in issue.